First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.1%
	Aerospace & Defense — 1.0%
905	Axon Enterprise, Inc. (a)	$679,076
	Automobiles — 1.0%
2,037	Tesla, Inc. (a)	705,739
	Banks — 1.6%
79,710	NU Holdings Ltd., Class A (a)	957,317
2,670	Wells Fargo & Co.	199,663
		1,156,980
	Beverages — 0.4%
4,767	Monster Beverage Corp. (a)	304,850
	Biotechnology — 0.9%
11,725	Ultragenyx Pharmaceutical, Inc. (a)	399,002
583	Vertex Pharmaceuticals, Inc. (a)	257,715
		656,717
	Broadline Retail — 5.8%
20,221	Amazon.com, Inc. (a)	4,145,507
	Building Products — 0.2%
1,053	Builders FirstSource, Inc. (a)	113,387
	Capital Markets — 3.2%
1,373	Ares Management Corp., Class A	227,232
1,188	Interactive Brokers Group, Inc., Class A	249,100
8,609	Intercontinental Exchange, Inc.	1,547,898
1,737	KKR & Co., Inc.	210,976
		2,235,206
	Chemicals — 0.7%
311	Linde PLC	145,417
959	Sherwin-Williams (The) Co.	344,099
		489,516
	Commercial Services & Supplies — 0.3%
725	Republic Services, Inc.	186,535
	Communications Equipment — 0.4%
3,112	Arista Networks, Inc. (a)	269,624
	Consumer Finance — 0.4%
1,046	American Express Co.	307,576
	Consumer Staples Distribution & Retail — 0.8%
1,599	BJ’s Wholesale Club Holdings, Inc. (a)	181,023
3,617	Walmart, Inc.	357,070
		538,093
	Electrical Equipment — 0.5%
967	Emerson Electric Co.	115,441
481	GE Vernova, Inc.	227,503
		342,944
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 0.7%
3,549	Amphenol Corp., Class A	$319,161
2,363	Coherent Corp. (a)	178,714
		497,875
	Entertainment — 12.4%
3,571	Liberty Media Corp.-Liberty Formula One, Class C (a)	344,709
2,370	Live Nation Entertainment, Inc. (a)	325,140
2,511	Netflix, Inc. (a)	3,031,354
12,573	ROBLOX Corp., Class A (a)	1,093,600
10,322	Sea Ltd., ADR (a)	1,655,339
3,497	Spotify Technology S.A. (a)	2,325,995
		8,776,137
	Financial Services — 4.3%
8,548	Block, Inc. (a)	527,839
1,817	Mastercard, Inc., Class A	1,064,035
4,062	Visa, Inc., Class A	1,483,402
		3,075,276
	Ground Transportation — 0.9%
7,569	Uber Technologies, Inc. (a)	637,007
	Health Care Equipment & Supplies — 2.5%
3,081	Boston Scientific Corp. (a)	324,306
14,572	Dexcom, Inc. (a)	1,250,277
2,685	Edwards Lifesciences Corp. (a)	210,021
		1,784,604
	Health Care Providers & Services — 0.2%
531	UnitedHealth Group, Inc.	160,314
	Health Care Technology — 0.6%
1,445	Veeva Systems, Inc., Class A (a)	404,167
	Hotels, Restaurants & Leisure — 3.0%
7,344	Chipotle Mexican Grill, Inc. (a)	367,788
5,911	DoorDash, Inc., Class A (a)	1,233,330
6,291	DraftKings, Inc., Class A (a)	225,721
1,252	Hilton Worldwide Holdings, Inc.	311,047
		2,137,886
	Insurance — 1.3%
2,716	Arthur J. Gallagher & Co.	943,647
	Interactive Media & Services — 6.7%
8,800	Alphabet, Inc., Class A	1,511,312
5,011	Meta Platforms, Inc., Class A	3,244,572
		4,755,884

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 3.3%
6,680	Cloudflare, Inc., Class A (a)	$1,108,145
411	Gartner, Inc. (a)	179,368
9,503	Shopify, Inc., Class A (a)	1,018,912
		2,306,425
	Machinery — 0.4%
3,290	Ingersoll Rand, Inc.	268,596
	Oil, Gas & Consumable Fuels — 0.5%
608	Diamondback Energy, Inc.	81,806
23,879	Venture Global, Inc., Class A	276,280
		358,086
	Pharmaceuticals — 1.3%
1,252	Eli Lilly & Co.	923,563
	Semiconductors & Semiconductor Equipment — 15.6%
11,665	Broadcom, Inc.	2,823,747
582	KLA Corp.	440,504
50,092	NVIDIA Corp.	6,768,932
2,445	QUALCOMM, Inc.	355,014
3,381	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	653,615
		11,041,812
	Software — 20.2%
2,670	AppLovin Corp., Class A (a)	1,049,310
4,343	Atlassian Corp., Class A (a)	901,737
1,219	Cadence Design Systems, Inc. (a)	349,938
7,573	Datadog, Inc., Class A (a)	892,705
291	HubSpot, Inc. (a)	171,661
721	Intuit, Inc.	543,252
11,650	Microsoft Corp.	5,363,194
1,610	Palantir Technologies, Inc., Class A (a)	212,166
1,886	Palo Alto Networks, Inc. (a)	362,904
1,288	PTC, Inc. (a)	216,796
1,769	Salesforce, Inc.	469,440
30,769	Samsara, Inc., Class A (a)	1,431,989
2,311	ServiceNow, Inc. (a)	2,336,629
		14,301,721
	Specialized REITs — 0.7%
1,047	American Tower Corp.	224,739
309	Equinix, Inc.	274,645
		499,384
	Specialty Retail — 1.7%
2,298	Carvana Co. (a)	751,814
327	O’Reilly Automotive, Inc. (a)	447,172
		1,198,986
Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 3.4%
11,933	Apple, Inc.	$2,396,743
	Trading Companies & Distributors — 0.2%
1,163	FTAI Aviation Ltd.	136,245
	Total Common Stocks	68,736,108
	(Cost $53,368,516)
MONEY MARKET FUNDS — 2.9%
2,051,128	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	2,051,128
	(Cost $2,051,128)

	Total Investments — 100.0%	70,787,236
	(Cost $55,419,644)
	Net Other Assets and Liabilities — (0.0)%	(22,566)
	Net Assets — 100.0%	$70,764,670

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows:

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 68,736,108	$ 68,736,108	$ —	$ —
Money Market Funds	2,051,128	2,051,128	—	—
Total Investments	$70,787,236	$70,787,236	$—	$—

*	See Portfolio of Investments for industry breakout.